Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses related to intangible assets	¥ 214,028	¥ 274,019	¥ 324,236
Estimated amortization expenses for 2025	45,949
Estimated amortization expenses for 2026	3,114
Estimated amortization expenses for 2027	3,114
Estimated amortization expenses for 2028	3,114
Estimated amortization expenses for 2029	¥ 1,312
Intangible assets impairment losses			¥ 206,925
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Investment Owned, Fair Value